Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Composition and Changes (Details) - Classes of Intangible Assets and Goodwill [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Intangible Assets		$ 96,096	$ 101,860
Long term pre-paid expenses	[1]	1,415	1,366
Intangible assets and other long-term assets		97,511	103,226
Goodwill		30,313	30,313
Contract asset		7,544	8,019
Total		$ 135,368	$ 141,558

[1]	Includes mainly prepayment for excess tax